Stockholders' Equity, Preferred Stock (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	May 30, 2017	May 29, 2017
Preferred Stock [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000	19,664,362